UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:       March 31, 2009

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             ASA Limited
Address:          11 Summer Street, 4th floor, Buffalo, NY 14209-2256



Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence G. Nardolillo
Title:   Chief Financial Officer  & Treasurer
Phone:   716-883-2428

Signature, Place, and Date of Signing:

/s/ Lawrence G. Nardolillo     Buffalo, New York               April  20, 2009
----------------------------  -----------------------------  -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $262,081               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

                           TITLE                    VALUE     SHARES/   SH/   PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER             OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION  MANAGERS     SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

Agnico-Eagle
  Mines Limited            Common Stock  008474108   34,152    600,000  SH           Sole                   600,000

Barrick Gold               Common Stock  067901108   33,231  1,025,000  SH           Sole                 1,025,000
  Corporation

Compania de Minas          Sponsored ADR 204448104   34,987  1,459,000  SH           Sole                 1,459,000
  Buenaventura

Goldcorp Inc.              Common Stock  380956409   39,984  1,200,000  SH           Sole                 1,200,000

Harmony Gold Mining
  Company Limited          Sponsored ADR 413216300    5,504    503,100  SH           Sole                   503,100

Kinross Gold
  Corporation              Common Stock  496902404   20,104  1,125,000  SH           Sole                 1,125,000

Newmont Mining             Common Stock  651639106   18,816    420,368  SH           Sole                   420,368
  Corporation

NovaGold                   Note          66987EAA5    6,742 15,000,000  PRN          Sole                15,000,000
  Resources Inc.

NovaGold                   Common Shares 66987E206    6,369  2,307,691  SH           Sole                 2,307,691
  Resources Inc.

Randgold                   ADR           752344309   55,421  1,019,700  SH           Sole                 1,019,700
  Resources Limited

SPDR Gold Trust            Gold Shares   78463V107    6,771     75,000  SH           Sole                    75,000